Capital World Bond Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

December 5, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Capital World Bond Fund
File Nos. 033-12447 and 811-05104

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on November 29, 2012 of Registrant’s Post-Effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 40 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor